Investment in associated companies - Narrative (Details) - USD ($) $ in Millions		2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2022	Feb. 22, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 23, 2022	Jan. 31, 2022	Nov. 30, 2021	Sep. 01, 2021
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ (112)	$ (2)		$ (2)	$ 3	$ 0
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	$ (152)			84	27		$ 64
PES
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		(3)	$ 8	$ (8)	$ 0	0
Ownership interest ( in percent)			35.00%	35.00%	100.00%			35.00%	100.00%
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022		39		$ 31	$ 0
SeaMex
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)										50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		$ 1		$ 2	$ 5	$ (2)
Ownership interest ( in percent)		50.00%		50.00%	50.00%	50.00%
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022				$ 49	$ 27
PES
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments			$ 8